Revenues	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenues
14. Revenues
The
amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
	2020	2021	2022
Time charter revenues	101,837,425	105,966,167	114,996,842
Bareboat revenues	16,876,956	9,624,684	2,340,791
Voyage charter revenues	25,161,401	33,813,496	32,156,474
Other income	1,127,239	800,180	3,266,781

Total	145,003,021	150,204,527	152,760,888

Time charter agreements may have renewal options for one to 12 months. The time charter party generally provides typical warranties regarding the speed and the performance of the vessel as well as some owner protective restrictions such that the vessel is sent only to safe ports by the charterer, subject always to compliance with applicable sanction laws, and carry only lawful and non-hazardous
cargo. The Company may enter into time charters ranging from one month to twelve months and in isolated cases on longer terms depending on market conditions. The charterer has the full discretion over the ports visited, shipping routes and vessel speed, subject only to the owner protective restrictions discussed above.
Vessels may also be chartered under voyage charters, where a contract is made for the use of a vessel under which the Company is paid freight on the basis of moving cargo from a loading port to a discharge port. A significant portion of the voyage hire is typically paid upon the completion of the voyage.

The
amount of revenue earned as demurrage relating to the Company’s voyage charters for the years ended December 31, 2020, 2021 and 2022 was $2.4 million, $4.1 million and $3.4 million, respectively and is included within “Voyage charter revenues” in the above table.
As of December 31, 2021 and December 31, 2022, receivables from the Company’s voyage charters amounted to $2.1 million and $1.5 million, respectively.
As of December 31, 2021 and 2022, the Company recognized $298,984 and $270,514, respectively, of contract fulfillment costs which mainly represent bunker expenses incurred prior to commencement of loading relating to the Company’s voyage charters. These costs are recorded in “Other current assets” in the consolidated balance sheets.
As of December 31, 2021 and 2022, revenues relating to undelivered performance obligations of the Company’s voyage charters amounted to $1,789,720 and $1,912,239, respectively. The Company recognized these amounts as revenues in the first quarters of 2022 and 2023, respectively.
Three of the time charters entered into in 2014, also grant the charterer an option to purchase the respective vessels during the time charter period, at stipulated prices, decreasing on a pro-rated
basis by a fixed amount per year until the expiration of the time charters. These options expired in 2022 without being exercised.